SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The overall concept that IAC employs in determining its operating segments is to present the financial information in a manner consistent with how the chief operating decision maker views the businesses, how the businesses are organized as to segment management, and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics or, in the case of the Other reportable segment, do not meet the quantitative thresholds that require presentation as separate operating segments.

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Revenue:
Match Group	$1,118,110	$909,705	$836,458
HomeAdvisor	498,890	361,201	283,541
Video	228,649	213,317	182,454
Applications	604,140	760,748	776,707
Publishing	407,313	691,686	791,549
Other	283,365	294,821	239,644
Inter-segment elimination	(585)	(545)	(806)
Total	$3,139,882	$3,230,933	$3,109,547

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Operating Income (Loss):
Match Group	$315,549	$212,981	$253,725
HomeAdvisor	35,343	6,452	1,061
Video	(27,656)	(38,756)	(43,346)
Applications	109,663	175,145	178,960
Publishing	(334,417)	(26,692)	110,523
Other	(11,678)	(28,611)	(17,050)
Corporate	(119,429)	(120,931)	(105,146)
Total	$(32,625)	$179,588	$378,727

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Adjusted EBITDA:(a)
Match Group	$403,380	$284,554	$289,287
HomeAdvisor	48,546	18,529	17,701
Video	(21,247)	(38,384)	(39,916)
Applications	132,276	184,258	186,192
Publishing	(7,571)	87,788	150,960
Other	1,802	4,734	(2,705)
Corporate	(55,967)	(55,689)	(57,443)
Total	$501,219	$485,790	$544,076

	December 31,
	2016	2015
	(In thousands)
Segment Assets:(b)
Match Group	$487,790	$300,509
HomeAdvisor	97,751	32,116
Video	230,269	90,671
Applications	109,019	108,997
Publishing	409,838	391,450
Other	22,146	94,777
Corporate	1,009,557	1,483,979
Total	$2,366,370	$2,502,499

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Capital expenditures:
Match Group	$46,098	$25,246	$19,734
HomeAdvisor	16,660	10,170	6,775
Video	2,508	2,466	1,878
Applications	1,196	4,681	4,220
Publishing	2,093	6,283	13,481
Other	5,712	7,085	4,904
Corporate	3,772	6,118	6,241
Total	$78,039	$62,049	$57,233

_______________________________________________________________________________

(a)
The Company's primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets, if applicable, and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. The Company believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between our performance and that of our competitors. Moreover, our management uses this measure internally to evaluate the performance of our business as a whole and our individual business segments, and this measure is one of the primary metrics by which our internal budgets are based and by which management is compensated. The above items are excluded from our Adjusted EBITDA measure because these items are non-cash in nature, and we believe that by excluding these items, Adjusted EBITDA corresponds more closely to the cash operating income generated from our business, from which capital investments are made and debt is serviced. Adjusted EBITDA has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses.

(b)	Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.

The following table presents revenue of certain segments disaggregated by service:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Match Group
Direct revenue	$1,067,364	$866,583	$799,527
Indirect revenue (principally advertising revenue)	50,746	43,122	36,931
Total Match Group revenue	$1,118,110	$909,705	$836,458

HomeAdvisor
Consumer connection revenue(c)	$410,590	$292,607	$229,803
Membership subscription revenue	55,928	34,524	19,036
Other	32,372	34,070	34,702
Total HomeAdvisor revenue	$498,890	$361,201	$283,541

Applications
Advertising	$552,346	$728,511	$759,446
Subscription (including downloadable app fees) and Other	51,794	32,237	17,261
Total Applications revenue	$604,140	$760,748	$776,707

Publishing
Advertising	$405,705	$685,766	$785,250
Other	1,608	5,920	6,299
Total Publishing revenue	$407,313	$691,686	$791,549
_______________________________________________________________________________

(c)	Fees paid by service professionals for consumer matches.
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Revenue
United States	$2,318,976	$2,376,035	$2,146,189
All other countries	820,906	854,898	963,358
Total	$3,139,882	$3,230,933	$3,109,547

	December 31,
	2016	2015
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$281,725	$279,913
All other countries	24,523	22,904
Total	$306,248	$302,817

The following tables reconcile operating income (loss) for the Company's reportable segments and net (loss) earnings attributable to IAC shareholders to Adjusted EBITDA:

	Year Ended December 31, 2016
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Goodwill Impairment	Adjusted EBITDA
	(In thousands)
Match Group	$315,549	$52,370	$27,726	$16,932	$(9,197)	$—	$403,380
HomeAdvisor	35,343	1,631	8,419	3,153	—	—	48,546
Video	(27,656)	640	1,785	4,176	(192)	—	(21,247)
Applications	109,663	—	5,095	5,483	12,035	—	132,276
Publishing	(334,417)	—	8,531	42,948	—	275,367	(7,571)
Other	(11,678)	618	6,219	6,734	(91)	—	1,802
Corporate	(119,429)	49,561	13,901	—	—	—	(55,967)
Total	$(32,625)	$104,820	$71,676	$79,426	$2,555	$275,367	$501,219
Interest expense	(109,110)
Other income, net	60,461
Loss from continuing operations before income taxes	(81,274)
Income tax benefit	64,934
Loss from continuing operations	(16,340)
Earnings from discontinued operations, net of tax	189
Net loss	(16,151)
Net earnings attributable to noncontrolling interests	(25,129)
Net loss attributable to IAC shareholders	$(41,280)

	Year Ended December 31, 2015
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Goodwill Impairment	Adjusted EBITDA
	(In thousands)
Match Group	$212,981	$49,401	$19,791	$13,437	$(11,056)	$—	$284,554
HomeAdvisor	6,452	1,649	6,593	3,835	—	—	18,529
Video	(38,756)	360	1,091	1,558	(2,637)	—	(38,384)
Applications	175,145	—	4,617	6,264	(1,768)	—	184,258
Publishing	(26,692)	—	9,577	104,903	—	—	87,788
Other	(28,611)	682	8,652	9,955	—	14,056	4,734
Corporate	(120,931)	53,358	11,884	—	—	—	(55,689)
Total	179,588	$105,450	$62,205	$139,952	$(15,461)	$14,056	$485,790
Interest expense	(73,636)
Other income, net	36,921
Earnings from continuing operations before income taxes	142,873
Income tax provision	(29,516)
Earnings from continuing operations	113,357
Earnings from discontinued operations, net of tax	17
Net earnings	113,374
Net loss attributable to noncontrolling interests	6,098
Net earnings attributable to IAC shareholders	$119,472

	Year Ended December 31, 2014
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Adjusted EBITDA
	(In thousands)
Match Group	$253,725	$19,543	$21,502	$7,429	$(12,912)	$289,287
HomeAdvisor	1,061	558	6,520	9,562	—	17,701
Video	(43,346)	647	899	2,099	(215)	(39,916)
Applications	178,960	—	4,385	2,521	326	186,192
Publishing	110,523	—	11,856	28,581	—	150,960
Other	(17,050)	1,308	5,869	7,734	(566)	(2,705)
Corporate	(105,146)	37,578	10,125	—	—	(57,443)
Total	378,727	$59,634	$61,156	$57,926	$(13,367)	$544,076
Interest expense	(56,314)
Other expense, net	(52,484)
Earnings from continuing operations before income taxes	269,929
Income tax provision	(35,372)
Earnings from continuing operations	234,557
Earnings from discontinued operations, net of tax	174,673
Net earnings	409,230
Net loss attributable to noncontrolling interests	5,643
Net earnings attributable to IAC shareholders	$414,873
The following tables reconcile segment assets to total assets:

	December 31, 2016
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Match Group	$487,790	$1,206,538	$214,461	$3,221	$1,912,010
HomeAdvisor	97,751	170,611	4,884	5,908	279,154
Video	230,269	25,239	1,800	4,167	261,475
Applications	109,019	447,242	60,600	2,481	619,342
Publishing	409,838	—	15,000	11,441	436,279
Other	22,146	74,422	23,900	7,588	128,056
Corporate(d)	1,009,557	—	—	—	1,009,557
Total	$2,366,370	$1,924,052	$320,645	$34,806	$4,645,873

	December 31, 2015
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Match Group	$300,509	$1,218,607	$219,797	$19,026	$1,757,939
HomeAdvisor	32,116	150,251	600	5,727	188,694
Video	90,671	15,590	1,800	3,343	111,404
Applications	108,997	447,242	60,600	7,964	624,803
Publishing	391,450	277,192	59,805	7,849	736,296
Other	94,777	136,482	37,535	16,782	285,576
Corporate(d)	1,483,979	—	—	—	1,483,979
Total	$2,502,499	$2,245,364	$380,137	$60,691	$5,188,691
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(d)	Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.